Summary of Significant Accounting Policies - Ordinary Shares (Details) - USD ($)	Sep. 01, 2021	Jul. 27, 2020	Sep. 30, 2022	Mar. 31, 2022	May 29, 2020	Apr. 22, 2020
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Value Authorized					$ 100,000	$ 75,000
Common Stock, Par or Stated Value Per Share			$ 0.0002	$ 0.0002	$ 0.0002	$ 0.00015
Common Stock, Shares Authorized			500,000,000	500,000,000	500,000,000	500,000,000
Issuance of ordinary shares for acquisition of new subsidiary	2,900,000
Common Stock, Shares, Outstanding	14,900,000		14,900,000	14,900,000	9,000,000	12,000,000
IPO
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Number of ordinary shares issued		3,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0002
Offering price per share		$ 5.00
Common Stock, Shares, Outstanding		12,000,000